Income Taxes - Income Tax Expense Related to Net Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
U.S. federal					$ 67	$ 40	$ 44
U.S. state					6	5	4
Canada					33	46	43
Total current					106	91	91
Deferred:
U.S. federal					1	14	8
U.S. state	7				0	1	1
Canada					(2)	(3)	(3)
Total deferred			8	(4)	(1)	12	6
Income tax expense	$ 32	$ 56	$ 41	$ 61	$ 105	$ 103	$ 97